Equity Investments - Summarized Combined Financial Data For Equity Investments - Income Statement Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Revenues	$ 1,300,921	$ 877,020	$ 806,671
Operating income	876,910	542,390	503,239
Net income	$ 874,587	$ 540,538	$ 502,260